Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

Principal weighted average assumptions used in applying the Black-Scholes model were as follows:

	2014 Grants	2013 Grants
Expected Term	7.81 years	7.81 years
Volatility	28.28%	28.61%
Dividend Yield	—	—
Discount Rate	2.21%	2.13%

Schedule of Stock Options Roll Forward

A summary of stock option award activity as of December 31, 2014 and changes during the year then ended, is presented below:

	Awards (millions)	Weighted- Average Exercise Price	Aggregate Intrinsic Value (millions)	Weighted Average Remaining Contractual Life (years)
Outstanding at January 1, 2014	16.2	$9.32
Granted	1.6	$9.62
Exercised	(0.4)	$8.03
Forfeited	(0.3)	$9.32

Outstanding at December 31, 2014	17.1	$9.38

Vested and expected to vest at December 31, 2014	17.1	$9.38	$284.5	8.58
Exercisable at December 31, 2014	2.9	$9.49	$47.6	8.44